Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
Note 12: Related party transactions
Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease previously described. We may also incur other expenses with related parties in the ordinary course of business, which are included in the consolidated financial statements.

The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Years ended December 31,			Statement of Income and Comprehensive Income Line Item
	2021	2020	2019
Royalty expense (see Note 11)	$4,335	$3,015	$4,597	Cost of revenue
Interest expense (see Note 4)	2,010	3,106	3,778	Interest expense
Rent expense (see Note 10)	1,397	1,461	1,378	General and administrative expense
Other expense	206	155	131	General and administrative expense
Amounts due to our parent, DoubleU Games, are as follows (in thousands):

	Years ended December 31,		Statement of Consolidated Balance Sheet Line Item
	2021	2020
4.6% Senior Notes with related party	$42,176	$45,956	Long-Term borrowing with related party
Royalties and other expenses	511	3,631	A/P and accrued expenses
Short-term lease liability	1,309	1,399	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	6,454	4,918	Other non-current labilities
Long-term lease liability	1,078	2,454	Long-term lease liabilities